Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $5,331,000 (comprised of (i) $699,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index, (ii) $4,632,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index).

Narrative - Max Aggregate Offering Price	$ 5,331,000